BALANCE SHEET VALUES OF FINANCIAL ASSETS AND LIABILITIES BY MEASUREMENT CATEGORIES	6 Months Ended
Jun. 30, 2026
Disclosure of detailed information about financial instruments [abstract]
BALANCE SHEET VALUES OF FINANCIAL ASSETS AND LIABILITIES BY MEASUREMENT CATEGORIES	BALANCE SHEET VALUES OF FINANCIAL ASSETS AND LIABILITIES BY MEASUREMENT CATEGORIES

		June 30, 2026					December 31, 2025
In millions	Category	Carrying amount	Fair value	Level 1	Level 2	Level 3	Carrying amount	Fair value	Level 1	Level 2	Level 3
NON-CURRENT FINANCIAL ASSETS
Other non-current financial assets	Amortized cost	$61.2	$—	$—	$—	$—	$54.4	$—	$—	$—	$—
Other non-current financial assets	Fair value through OCI	14.2	14.2	—	—	14.2	14.3	14.3	—	—	14.3
Derivative financial instruments (3)
Foreign exchange derivatives - used in hedge accounting	Fair value through OCI	6.3	6.3	—	6.3	—	0.5	0.5	—	0.5	—
Cross Currency Swaps - used in hedge accounting	Fair value through profit or loss	2.9	2.9	—	2.9	—	1.5	1.5	—	1.5	—

CURRENT FINANCIAL ASSETS
Hold-to-collect accounts receivable	Amortized cost	471.7	—	—	—	—	750.8	—	—	—	—
Available for sale receivables	Fair value through OCI	103.5	103.5	—	—	103.5	58.5	58.5	—	—	58.5
Other non-interest yielding receivables (1)	Amortized cost	145.3	—	—	—	—	134.3	—	—	—	—
Promissory notes (1)	Amortized cost	—	—	—	—	—	4.4	4.4	—	—	4.4
Derivative financial instruments (3)
Foreign exchange derivatives - used in hedge accounting	Fair value through OCI	30.7	30.7	—	30.7	—	11.5	11.5	—	11.5	—
Foreign exchange derivatives - not used in hedge accounting	Fair value through profit or loss	23.6	23.6	—	23.6	—	10.8	10.8	—	10.8	—
Cash and cash equivalents	Amortized cost	720.4	—	—	—	—	652.3	—	—	—	—

Total financial assets per level				$—	$63.5	$117.7			$—	$24.3	$77.2

		June 30, 2026					December 31, 2025
In millions	Category	Carrying amount	Fair value	Level 1	Level 2	Level 3	Carrying amount	Fair value	Level 1	Level 2	Level 3
NON-CURRENT FINANCIAL LIABILITIES
Non-current borrowings	Amortized cost	$—	$—	$—	$—	$—	$792.3	$835.8	$—	$835.8	$—
Non-current lease liabilities	Amortized cost	775.1	—	—	—	—	660.9	—	—	—	—
Other non-current liabilities	Amortized cost	4.9	—	—	—	—	4.0	—	—	—	—
Derivative financial instruments (3)
Foreign exchange derivatives - used in hedge accounting	Fair value through OCI	3.5	3.5	—	3.5	—	3.2	3.2	—	3.2	—

CURRENT FINANCIAL LIABILITIES
Current other borrowings	Amortized cost	147.4	—	—	—	—	142.8	—	—	—	—
Current lease liabilities	Amortized cost	179.1	—	—	—	—	157.1	—	—	—	—
Accounts payable	Amortized cost	750.7	—	—	—	—	769.8	—	—	—	—
Other current liabilities (2)	Amortized cost	700.4	—	—	—	—	841.0	—	—	—	—
Contingent consideration related to acquisitions (2)	Fair value through profit or loss	10.0	10.0	—	—	10.0	20.0	20.0	—	—	20.0
Derivative financial instruments (3)
Foreign exchange derivatives - used in hedge accounting	Fair value through OCI	30.7	30.7	—	30.7	—	62.2	62.2	—	62.2	—
Foreign exchange derivatives - not used in hedge accounting	Fair value through profit or loss	13.0	13.0	—	13.0	—	6.0	6.0	—	6.0	—

Total financial liabilities per level				$—	$47.2	$10.0			$—	$907.2	$20.0

In millions	June 30, 2026	December 31, 2025
(1) Other non-interest yielding receivables
Prepaid expenses and other receivables	$257.5	$200.0
Less
Other tax receivables	57.9	39.0
Derivative financial instruments	54.3	22.3
Promissory notes	—	4.4
Total	$145.3	$134.3

(2) Other current liabilities
Other current liabilities	$827.8	$1,002.8
Less
Other tax liabilities	73.7	73.6
Derivative financial instruments	43.7	68.2
Contingent consideration related to acquisitions	10.0	20.0
Total	$700.4	$841.0
(3)The values of the derivatives as per the unaudited condensed consolidated interim statement of financial position have been recorded as they are disclosed in the Company’s unaudited condensed consolidated interim statement of financial position and fair value reserve, and therefore cannot be reconciled with their actual fair values.
Carrying amounts of current financial instruments carried at amortized cost are a reasonable approximation of fair value due to their short-term nature.
Level 1: The fair value of financial instruments traded in active markets is based on quoted market prices at the end of the reporting period. The Company does not have any financial instruments included in Level 1.
Level 2: The fair value of financial instruments that are not traded in an active market (e.g. over-the-counter derivatives) is determined using valuation techniques that maximize the use of observable market data and rely as little as possible on entity-specific estimates. If all significant inputs required to fair value an instrument are observable, the instrument is included in Level 2.
Level 3: If one or more of the significant inputs is not based on observable market data, the instrument is included in Level 3.
The Company’s policy is to recognize transfers into and out of fair value hierarchy levels at the end of the reporting period. There were no transfers between Levels 2 and 3 for recurring fair value measurements during the reporting period.
The valuation process and valuation techniques, which are stated in the 2025 consolidated annual financial statements, are applicable in the reporting period.
Specific valuation techniques used to value financial instruments include:
•for interest rate swaps and cross-currency swaps – the present value of the estimated future cash flows based on observable yield curves;
•for foreign currency forwards – the present value of future cash flows based on the forward exchange rates at the end of the reporting period; and
•for other financial instruments – discounted cash flow analysis.
All of the resulting fair value estimates are included in Level 2, except for unlisted equity securities, promissory notes and available-for-sale receivables, where the fair values have been determined based on present values and the discount rates used were adjusted for counterparty or own credit risk. In cases where credit risk of counterparty is low and maturity is short-term, the carrying amount of such instrument approximates its fair value.
The following table shows the valuation technique used in measuring Level 3 fair values for financial instruments in the unaudited condensed consolidated interim statement of financial position, as well as the significant unobservable inputs used.

Type	Valuation technique	Significant unobservable input
Unlisted equity securities	Market comparison approach: fair value of unlisted equity securities is determined by reference to market multiples of comparable listed companies, adjusted by discount for lack of marketability.	(i) Sales growth factor (ii) Risk-adjusted discount rate

Promissory notes	The carrying amount approximates fair value due to the relatively short period to maturity of these instruments and low credit risk of counterparty.	The carrying amount approximates fair value for short-term promissory notes due to the relatively short period to maturity of these instruments and low credit risk of counterparty.

Available for sale receivables	The carrying amount approximates fair value due to the short-term maturity of these instruments and low credit risk of counterparty.	The carrying amount approximates fair value due to the short-term maturity of these instruments and low credit risk of counterparty.

Contingent consideration related to acquisitions	The carrying amount approximates fair value due to the short-term maturity of this liability.	The carrying amount approximates fair value due to the short-term maturity of this liability.
The following table presents the changes in Level 3 items during the period:

In millions	Unlisted equity securities	Promissory notes	Available for sale receivables	Contingent consideration related to acquisitions
Opening balance January 1, 2026	$14.3	$4.4	$58.5	$20.0
Additions	—	—	45.0	—
Disposals	—	(4.5)	—	(10.0)
Interest income recognized in the consolidated statement of income	—	0.1	—	—
Exchange rate losses	(0.1)	—	—	—
Closing balance June 30, 2026	$14.2	$—	$103.5	$10.0